Average Annual Total Returns - FidelityAdvisorFreedomFunds-AMCIZComboPRO - FidelityAdvisorFreedomFunds-AMCIZComboPRO - Fidelity Advisor Freedom 2055 Fund	May 30, 2024
Fidelity Advisor Freedom 2055 Fund - Class A | Return Before Taxes
Average Annual Return:
Past 1 year	12.05%
Past 5 years	9.35%
Past 10 years	6.94%
Fidelity Advisor Freedom 2055 Fund - Class A | After Taxes on Distributions
Average Annual Return:
Past 1 year	11.70%
Past 5 years	7.61%
Past 10 years	5.40%
Fidelity Advisor Freedom 2055 Fund - Class A | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	7.50%
Past 5 years	7.12%
Past 10 years	5.21%
Fidelity Advisor Freedom 2055 Fund - Class C | Return Before Taxes
Average Annual Return:
Past 1 year	16.99%
Past 5 years	9.82%
Past 10 years	6.93%
Fidelity Advisor Freedom 2055 Fund - Class M | Return Before Taxes
Average Annual Return:
Past 1 year	14.47%
Past 5 years	9.60%
Past 10 years	6.92%
Fidelity Advisor Freedom 2055 Fund - Class I | Return Before Taxes
Average Annual Return:
Past 1 year	19.22%
Past 5 years	10.94%
Past 10 years	7.85%
Fidelity Advisor Freedom 2055 Fund - Class Z | Return Before Taxes
Average Annual Return:
Past 1 year	19.39%
Past 5 years	11.05%
Since Inception	7.82%	[1]
SP001
Average Annual Return:
Past 1 year	26.29%
Past 5 years	15.69%
Past 10 years	12.03%
F1682
Average Annual Return:
Past 1 year	20.11%
Past 5 years	10.95%
Past 10 years	8.19%

[1]	A From October 2, 2018 .